Realized and Unrealized Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 97,650	$ 2,975
Unrealized gain on oil and gas derivative instruments, net	349,607	81,190
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	55,682	0
Unrealized MTM adjustment for interest rate swaps	194,632	0
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	50,102	2,975
Unrealized MTM adjustment for interest rate swaps	169,293	81,190
Commodity Swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) loss on commodity swap derivatives	(8,134)	0
Unrealized MTM adjustment for commodity swap derivatives	(14,318)	0
FLNG derivative
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gain on oil and gas derivative instruments	$ 349,607	$ 81,190